TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)	Oct. 21, 2021
TAXATION
Total deferred tax assets - net	Rp 4,220	Rp 4,369		$ 274
Total deferred tax liabilities - net	(841)	(1,023)		$ (55)
(Charged) credited to profit or loss	9	549
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized	Rp 79,511	23,652	Rp 25,480
Change in tax rate	3.00%
Value Added Tax Rate					11.00%
The Company
TAXATION
(Charged) credited to profit or loss	Rp (503)	102
Deferred tax assets and liabilities	Rp 2,532	Rp 3,225
Applicable tax rate	19.00%	19.00%	19.00%
The Company | Allowances for expected credit losses
TAXATION
Deferred tax assets	Rp 831	Rp 885
(Charged) credited to profit or loss	(54)	(10)
The Company | Net periodic pension and other post-employment benefits costs
TAXATION
Deferred tax assets	822	981
(Charged) credited to profit or loss	(196)	(25)
The Company | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax assets	430	805
(Charged) credited to profit or loss	(285)	174
The Company | Provision for employee benefits
TAXATION
Deferred tax assets	299	293
(Charged) credited to profit or loss	7	(96)
The Company | Deferred installation fee
TAXATION
Deferred tax assets	21	204
(Charged) credited to profit or loss	1	20
The Company | Accrued expenses and provision for inventory obsolescence
TAXATION
Deferred tax assets	86	85
(Charged) credited to profit or loss	5	13
The Company | Leases
TAXATION
Deferred tax liabilities		(3)
(Charged) credited to profit or loss	1	1
The Company | Capitalization of contract cost
TAXATION
Deferred tax assets	14
Deferred tax liabilities		(48)
(Charged) credited to profit or loss	12	24
The Company | Land rights, intangible assets and others
TAXATION
Deferred tax assets	29	23
(Charged) credited to profit or loss	Rp 6	Rp 1
Subsidiaries
TAXATION
Applicable tax rate	22.00%	22.00%	22.00%
Telkomsel
TAXATION
(Charged) credited to profit or loss	Rp 395	Rp 432
Deferred tax assets and liabilities	984	367
Telkomsel | Allowances for expected credit losses
TAXATION
Deferred tax assets	205	144
(Charged) credited to profit or loss	61	(35)
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Deferred tax assets	62
Deferred tax liabilities		(155)
(Charged) credited to profit or loss	122	178
Telkomsel | Fair value measurement of financial instruments
TAXATION
Deferred tax liabilities		(7)
(Charged) credited to profit or loss	7	542
Telkomsel | Provision for employee benefits
TAXATION
Deferred tax assets	1,385	1,220
(Charged) credited to profit or loss	168	33
Telkomsel | Leases
TAXATION
Deferred tax liabilities	(976)	(774)
(Charged) credited to profit or loss	(201)	(58)
Telkomsel | License amortization
TAXATION
Deferred tax liabilities	(171)	(146)
(Charged) credited to profit or loss	(25)	6
Telkomsel | Contract cost
TAXATION
Deferred tax liabilities	(46)
(Charged) credited to profit or loss	5
Telkomsel | Other financial instruments
TAXATION
Deferred tax assets	125	85
(Charged) credited to profit or loss	41	(234)
Telkomsel | Contract liabilities
TAXATION
Deferred tax assets	400
(Charged) credited to profit or loss	217
Subsidiaries - others
TAXATION
Deferred tax assets	704	777
(Charged) credited to profit or loss	(70)	171
Total deferred tax liabilities - net	(841)	(1,023)
(Charged) credited to profit or loss	Rp 187	Rp (156)